Exhibit 99.10 Schedule 5

Data Compare Summary
3265_PRPM 2025-NQM4_FINAL
Run Date - 8/19/2025 14:30:00 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	0	1	0.00%
AmortizationTerm	0	1	0.00%
ApplicationDate	0	1	0.00%
B1BirthDate	0	1	0.00%
B1Citizen	0	2	0.00%
B1FirstName	0	2	0.00%
B1LastName	0	2	0.00%
B1MaritalStatus	0	1	0.00%
B1OriginationFICO	0	1	0.00%
B1SSN	0	1	0.00%
CashtoClose	0	1	0.00%
ClosingSettlementDate	1	1	100.00%	Mission verified settlement date from data provided in closing documents.
DSCR	0	2	0.00%
FirstPaymentDate	0	2	0.00%
InitialMonthlyPIOrIOPayment	0	2	0.00%
InterestRate	0	2	0.00%
LenderName	0	1	0.00%
LoanAmount	0	2	0.00%
LoanProgram	0	1	0.00%
LoanPurpose	0	2	0.00%
MINNo	0	1	0.00%
MonthlyPropertyTaxAmount	0	1	0.00%
MortgageOriginationChannel	0	1	0.00%
NoteDate	0	2	0.00%
NoteType	0	1	0.00%
NumberofUnits	0	2	0.00%
Occupancy	0	2	0.00%
PrepaymentPenaltyFlag	0	1	0.00%
PrimaryAppraisedPropertyValue	0	2	0.00%
PrimaryMortgageorRentTimes30	0	1	0.00%
PrimaryMortgageorRentTimes60	0	1	0.00%
PrimaryMortgageorRentTimes90	0	1	0.00%
PropertyAddress	0	2	0.00%
PropertyCity	0	2	0.00%
PropertyCounty	0	2	0.00%
PropertyRights	0	1	0.00%
PropertyState	0	2	0.00%
PropertyZipCode	0	2	0.00%
QualifyingCLTV	0	1	0.00%
QualifyingFICO	0	1	0.00%
ReviewedAppraisedPropertyValue	0	1	0.00%
SalesPrice	0	1	0.00%
Term	0	1	0.00%
TotalDebtIncomeRatio	0	1	0.00%
TotalMonthlyPropertyInsuranceAmount	0	1	0.00%
UnderwritingGuidelineLenderName	0	1	0.00%
UnderwritingGuidelineName	0	1	0.00%
UnderwritingGuidelineVersionDate	0	1	0.00%
VerifiedDocType	0	1	0.00%